CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
REVENUE	$ 3,058,740	$ 1,355,641	$ 8,763,314	$ 5,149,416
COST OF SALES	1,149,161	1,000,601	3,317,943	2,741,765
GROSS PROFIT	1,909,579	355,040	5,445,371	2,407,651
OPERATING EXPENSES
Depreciation expense	762	3,365	4,890	10,096
Loss on disposal of fixed assets	0	0	12,593	0
Share based compensation	41,188	0	138,688	300,225
Selling, general and administrative	1,224,350	936,835	3,492,310	2,622,981
Total operating expenses	1,266,300	940,200	3,648,481	2,933,302
INCOME (LOSS) FROM OPERATIONS	643,279	(585,160)	1,796,890	(525,651)
OTHER (EXPENSE) INCOME
Other expense	(20,550)	(6,767)	(22,147)	(4,720)
Gain on debt refinance and forgiveness	0	0	0	78,834
Penalties and fees	(1,500)	0	(1,500)	(1,330)
Interest expense	(1,765,528)	(1,386,041)	(4,594,714)	(1,803,657)
Amortization of debt discounts	0	0	0	(24,821)
Total other expense	(1,787,578)	(1,392,808)	(4,618,361)	(1,755,694)
LOSS FROM CONTINUING OPERATIONS	(1,144,299)	(1,977,968)	(2,821,471)	(2,281,345)
LOSS FROM DISCONTINUED OPERATIONS	0	0	0	(111,312)
NET LOSS FOR THE PERIOD	(1,144,299)	(1,977,968)	(2,821,471)	(2,392,657)
PREFERRED STOCK DIVIDENDS	(263,790)	(238,009)	(763,243)	(715,817)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,408,089)	$ (2,215,977)	$ (3,584,714)	$ (3,108,474)
BASIC LOSS PER SHARE CONTINUING OPERATIONS	$ (0.21)	$ (0.47)	$ (0.60)	$ (0.88)
DILUTED LOSS PER SHARE CONTINUING OPERATIONS	(0.21)	(0.47)	(0.60)	(0.88)
BASIC LOSS PER SHARE DISCONTINUED OPERATIONS	0.00	0.00	0.00	(0.03)
DILUTED LOSS PER SHARE DISCONTINUED OPERATIONS	$ 0.00	$ 0.00	$ 0.00	$ (0.03)
WEIGHTED AVERAGE SHARES OUTSTANDING - BASIC	6,581,237	4,692,915	5,964,907	3,415,141
WEIGHTED AVERAGE SHARES OUTSTANDING - DILUTED	6,581,237	4,692,915	5,964,907	3,415,141